Fair value - Summary of fair value measurement of assets and liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	S/ 16,908,064	S/ 15,745,687
Total financial assets	17,086,508	15,930,754
Derivatives payable [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	222,305	154,116
Financial investments, Derivatives receivable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	220,776	185,376
Accrued interest [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	178,444	185,067
Financial investments, At fair value through profit or loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,551,537	1,571,468
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	14,010,029	13,143,526
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,125,722	845,317
Level 1 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	12,581,356	11,477,854
Level 1 [member] | Financial investments, At fair value through profit or loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	682,341	811,238
Level 1 [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10,779,395	9,822,970
Level 1 [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,119,620	843,646
Level 2 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,839,356	3,859,876
Level 2 [member] | Derivatives payable [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	222,305	154,116
Level 2 [member] | Financial investments, Derivatives receivable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	220,776	185,376
Level 2 [member] | Financial investments, At fair value through profit or loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	381,844	352,273
Level 2 [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,230,634	3,320,556
Level 2 [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6,102	1,671
Level 3 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	487,352	407,957	S/ 261,737
Level 3 [member] | Financial investments, At fair value through profit or loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	S/ 487,352	S/ 407,957